LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)
	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.0%
Banks	2.9%
Bank of America Corp.		8,000	$333,840
Citigroup, Inc.		4,800	340,752
JPMorgan Chase & Co.		3,000	735,900
			1,410,492
Capital Goods	3.2%
Cummins, Inc.		5,000	1,567,200
Consumer Discretionary Distribution & Retail	0.3%
Tractor Supply Co.		2,500	137,750
Consumer Durables & Apparel	0.1%
Lululemon Athletica, Inc.(a)		200	56,612
Consumer Services	1.9%
Booking Holdings, Inc.		130	598,898
McDonald's Corp.		1,000	312,370
			911,268
Diversified Financials	2.4%
CME Group, Inc.		2,500	663,225
Goldman Sachs Group (The), Inc.		900	491,661
			1,154,886
Energy	4.4%
ConocoPhillips		7,000	735,140
EOG Resources, Inc.		10,800	1,384,992
			2,120,132
Food & Staples Retailing	3.9%
Costco Wholesale Corp.		2,000	1,891,560
Health Care Equipment & Services	7.8%
HCA Healthcare, Inc.		5,000	1,727,750
McKesson Corp.		800	538,392
UnitedHealth Group, Inc.		2,892	1,514,685
			3,780,827
Household & Personal Products	1.6%
Procter & Gamble (The) Co.		4,400	749,848
Insurance	5.5%
Aflac, Inc.		6,000	667,140
Progressive (The) Corp.		7,000	1,981,070
			2,648,210
Materials	1.7%
Freeport-McMoRan, Inc.		10,000	378,600
LyondellBasell Industries N.V., Class A		6,000	422,400
			801,000
Media & Entertainment	6.4%
Alphabet, Inc., Class A		11,100	1,716,504
Comcast Corp., Class A		22,000	811,800
Meta Platforms, Inc., Class A		1,000	576,360
			3,104,664
Pharmaceuticals, Biotech & Life Sciences	3.4%
AbbVie, Inc.		5,000	1,047,600

LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2025 (Unaudited)
	Percentage of Net Assets	Shares	Value
Bristol-Myers Squibb Co.		9,700	$591,603
			1,639,203
Real Estate	2.1%
American Tower Corp.		2,000	435,200
Public Storage		1,500	448,935
Simon Property Group, Inc.		637	105,793
			989,928
Retailing	6.3%
Home Depot (The), Inc.		4,200	1,539,258
Lowe's Cos., Inc.		6,000	1,399,380
Target Corp.		1,000	104,360
			3,042,998
Semiconductors & Semiconductor Equipment	10.6%
Broadcom, Inc.		9,600	1,607,328
KLA Corp.		1,500	1,019,700
Microchip Technology, Inc.		16,800	813,288
NVIDIA Corp.		15,000	1,625,700
Texas Instruments, Inc.		400	71,880
			5,137,896
Software & Services	13.2%
Accenture PLC, Class A		5,000	1,560,200
Intuit, Inc.		1,000	613,990
Mastercard, Inc., Class A		3,750	2,055,450
Microsoft Corp.		4,350	1,632,947
Salesforce, Inc.		2,000	536,720
			6,399,307
Technology Hardware & Equipment	10.9%
Apple, Inc.		8,400	1,865,892
Arista Networks, Inc.(a)		12,000	929,760
Cisco Systems, Inc.		4,500	277,695
Garmin Ltd.		6,000	1,302,780
Motorola Solutions, Inc.		2,000	875,620
			5,251,747
Telecommunication Services	1.6%
T-Mobile U.S., Inc.		2,500	666,775
Verizon Communications, Inc.		2,500	113,400
			780,175
Transportation	4.1%
CSX Corp.		48,000	1,412,640
FedEx Corp.		2,400	585,072
			1,997,712
Utilities	1.7%
NextEra Energy, Inc.		11,700	829,413
TOTAL COMMON STOCKS (Cost $25,341,668)			46,402,828

LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (concluded)
March 31, 2025 (Unaudited)
	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES	4.1%
Northern Institutional Treasury Portfolio, Premier Class, 4.18%*		1,985,125	$1,985,125
TOTAL INVESTMENT COMPANIES (Cost $1,985,125)			1,985,125
TOTAL INVESTMENTS (Cost $ 27,326,793)	100.1%		$48,387,953
NET OTHER ASSETS (LIABILITIES)	(0.1)%		(32,121)
Net Assets	100.0%		$48,355,832

*	The rate presented is the 7-day effective yield in effect at March 31, 2025.
(a)	Non-income producing security.
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